LOSS PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
LOSS PER SHARE
Net loss	$ (164.7)	$ (318.7)	$ (994.9)	$ (451.7)
Less amounts attributable to preferred shareholders			13.7
Adjusted net loss	$ (164.7)	$ (318.7)	$ (1,008.6)	$ (451.7)
Weighted average shares outstanding (in shares)	571,497,668	149,028,989	360,383,291	180,545,277
Weighted average number of shares on conversion of TEUs, and conversion of preferred shares	0	0	0	0
Basic (in dollars per share)	$ (0.29)	$ (2.14)	$ (2.80)	$ (2.50)
Minimum subordinate voting share conversion of the TEUs (in shares)			33,991,500